Bank loan	12 Months Ended
Mar. 31, 2016
Bank loan
Bank loan

11Bank loan

On August 25, 2014, the Group borrowed RMB60,000 from Hangzhou Bank for one year. The loan bears a monthly fixed interest rate at 0.6%. The Group repaid the bank loan in full on August 24, 2015.

On October 9, 2015, the Group borrowed RMB60,000 (US$9,305) from Hangzhou Bank for one year. The loan bears a monthly fixed interest rate at 0.46%.

Both loans were secured by the Group’s certain buildings (Note 6).